Schedule II Valuation and Qualifying Accounts (Details) - Deferred Tax Asset Valuation Allowance [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation And Qualifying Accounts
Beginning Balance	$ 320	$ 224	$ 334
Additions Charged (Credited) To Cost and Expenses	(1)	96	(110)
Additions Other	0	0	0
Deductions	0	0	0
Ending Balance	$ 319	$ 320	$ 224